Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Classes of current inventories [abstract]
Schedule of inventories

	As of June 30,	As of December 31,
(in millions of $)	2026	2025
Raw materials and consumables	252	336
Inventories in process	34	56
Finished goods	85	82
Total inventories	371	474